COVID-19 - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COVID-19 [Line Items]
Purchase of treasury shares	€ 130	€ 621	€ 514
Share repurchase program 2019 [member]
COVID-19 [Line Items]
Purchase of treasury shares		€ 1,500
Unsecured EUR Bonds Due 2025/2030 [Member]
COVID-19 [Line Items]
Notional amount	1,000
Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member]
COVID-19 [Line Items]
Notional amount	€ 500
Bottom of range [member] | Ventilator production PP&E
COVID-19 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range [member] | Ventilator production PP&E
COVID-19 [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years